Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	$ 18,439
Non-derivative financial instruments, undiscounted cash flows	879,787	$ 870,915
Financial liabilities, undiscounted contractual payments	879,787	870,915
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	15,804
Non-derivative financial instruments, undiscounted cash flows	290,743	496,006
Financial liabilities, undiscounted contractual payments	290,743	496,006
Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	2,635
Non-derivative financial instruments, undiscounted cash flows	194,009	145,086
Financial liabilities, undiscounted contractual payments	194,009	145,086
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0
Non-derivative financial instruments, undiscounted cash flows	352,015	144,640
Financial liabilities, undiscounted contractual payments	352,015	144,640
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0
Non-derivative financial instruments, undiscounted cash flows	43,020	85,183
Financial liabilities, undiscounted contractual payments	43,020	85,183
Bank Loans Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	65,793	55,000
Financial liabilities, undiscounted contractual payments	65,793	55,000
Bank Loans Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	65,793	55,000
Financial liabilities, undiscounted contractual payments	65,793	55,000
Bank Loans Capital [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,156	486
Financial liabilities, undiscounted contractual payments	1,156	486
Bank Loans Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,156	486
Financial liabilities, undiscounted contractual payments	1,156	486
Bank Loans Interest [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	167,852	152,686
Financial liabilities, undiscounted contractual payments	167,852	152,686
Trade and other payables [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	167,852	152,070
Financial liabilities, undiscounted contractual payments	167,852	152,070
Trade and other payables [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	616
Financial liabilities, undiscounted contractual payments	0	616
Trade and other payables [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Financial Obligation Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	528,405	567,398
Financial liabilities, undiscounted contractual payments	528,405	567,398
Financial Obligation Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	21,587	262,088
Financial liabilities, undiscounted contractual payments	21,587	262,088
Financial Obligation Capital [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	175,932	131,588
Financial liabilities, undiscounted contractual payments	175,932	131,588
Financial Obligation Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	324,815	125,154
Financial liabilities, undiscounted contractual payments	324,815	125,154
Financial Obligation Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	6,071	48,568
Financial liabilities, undiscounted contractual payments	6,071	48,568
Financial Obligation Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	43,271	47,151
Financial liabilities, undiscounted contractual payments	43,271	47,151
Financial Obligation Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	14,868	22,597
Financial liabilities, undiscounted contractual payments	14,868	22,597
Financial Obligation Interest [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	13,289	11,225
Financial liabilities, undiscounted contractual payments	13,289	11,225
Financial Obligation Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	14,911	11,880
Financial liabilities, undiscounted contractual payments	14,911	11,880
Financial Obligation Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	203	1,449
Financial liabilities, undiscounted contractual payments	203	1,449
Lease Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	7,839	7,503
Financial liabilities, undiscounted contractual payments	7,839	7,503
Lease Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,609	3,692
Financial liabilities, undiscounted contractual payments	3,609	3,692
Lease Capital [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,010	1,514
Financial liabilities, undiscounted contractual payments	2,010	1,514
Lease Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,220	2,297
Financial liabilities, undiscounted contractual payments	2,220	2,297
Lease Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Lease Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	362	620
Financial liabilities, undiscounted contractual payments	362	620
Lease Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	74	73
Financial liabilities, undiscounted contractual payments	74	73
Lease Interest [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	143	143
Financial liabilities, undiscounted contractual payments	143	143
Lease Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	145	404
Financial liabilities, undiscounted contractual payments	145	404
Lease Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	46,670	40,071
Financial liabilities, undiscounted contractual payments	46,670	40,071
Contingent consideration liability [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	9,924	4,905
Financial liabilities, undiscounted contractual payments	9,924	4,905
Contingent consideration liability [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	36,746	35,166
Financial liabilities, undiscounted contractual payments	36,746	35,166
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [line items]
Total	103,104	101,620
Minera Yanacocha SRL and subsidiary [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	57,641	57,388
Minera Yanacocha SRL and subsidiary [Member] | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Total	40	305
Minera Yanacocha SRL and subsidiary [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Total	45,423	43,927
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - domestic suppliers
Disclosure of financial risk management objectives and policies [line items]
Total	44,977	45,671
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - domestic suppliers | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	44,977	45,671
Minera Yanacocha SRL and subsidiary [Member] | Debt instruments
Disclosure of financial risk management objectives and policies [line items]
Total	45,423	43,927
Minera Yanacocha SRL and subsidiary [Member] | Debt instruments | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Total	45,423	43,927
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - Related parties
Disclosure of financial risk management objectives and policies [line items]
Total	12,374	11,426
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - Related parties | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	12,374	11,426
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities
Disclosure of financial risk management objectives and policies [line items]
Total	330	596
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	290	291
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities | Between 1 to 2 years
Disclosure of financial risk management objectives and policies [line items]
Total	$ 40	$ 305